Fidelity Security Life

Insurance Company

FSL Separate Account M

Financial Statements

(With Independent Auditor’s Report Thereon)

December 31, 2020

To the Board of Directors of

Fidelity Security Life Insurance Company

FSL Separate Account M

Report on the Financial Statements

We have audited the accompanying financial statements of Fidelity Security Life Insurance Company FSL Separate Account M (the Separate Account) which comprise the statement of net assets as of December 31, 2020, the related statements of operations and changes in net assets for the year then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Security Life Insurance Company FSL Separate Account M as of December 31, 2020, and the results of its operations for the period then ended in accordance with accounting principles generally accepted in the United States of America.

Other Matter

The financial statements of the Separate Account, as of and for the year ended December 31, 2019, were audited by other auditors whose report, dated May 1, 2020, expressed an unmodified opinion on those statements.

A Professional Accounting Corporation

Covington, LA

April 28, 2022

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Net Assets

December 31, 2020

	MFS Investment Management				Deutsche Asset Management		Federated Insurance Series
	VIT Value Series—IC	Research International Series—SC	New Discovery Series	Total Return Series	Equity 500 Index Fund	Small Cap Index Fund	Kaufmann Fund II	Government Money Fund II	U.S. Gov’t Securities Fund II	Quality Bond Fund II
Assets
Investments:
MFS VIT Value Series—IC—17,706 shares (cost $341,704)	$353,408	$—	$—	$—	$—	$—	$—	$—	$—	$—
MFS Research International Series—SC—1 shares (cost $19)	—	25	—	—	—	—	—	—	—	—
MFS New Discovery Series—604 shares (cost $9,091)	—	—	14,262	—	—	—	—	—	—	—
MFS Total Return Series—3,881 shares (cost $80,641)	—	—	—	98,965	—	—	—	—	—	—
Deutsche Equity 500 Index Fund—3,883 shares (cost $69,163)	—	—	—	—	96,966	—	—	—	—	—
Deutsche Small Cap Index Fund—7,100 shares (cost $91,245)	—	—	—	—	—	123,467	—	—	—	—
Federated Kaufmann Fund II—1,496 shares (cost $25,652)	—	—	—	—	—	—	38,088	—	—	—
Federated Government Money Fund II—67,840 shares (cost $67,840)	—	—	—	—	—	—	—	67,840	—	—
Federated U.S. Gov’t Securities Fund II—132 shares (cost $1,447)	—	—	—	—	—	—	—	—	1,469	—
Federated Quality Bond Fund II—510 shares (cost $5,662)	—	—	—	—	—	—	—	—	—	6,033
UIF Global Strategist—896 shares (cost $7,926)	—	—	—	—	—	—	—	—	—	—
UIF Capital Growth—26,810 shares (cost $844,996)	—	—	—	—	—	—	—	—	—	—
UIF US Real Estate—873 shares (cost $12,721)	—	—	—	—	—	—	—	—	—	—
Invesco Van Kampen American Value—1,692 shares (cost $26,794)	—	—	—	—	—	—	—	—	—	—
Invesco Van Kampen Comstock—1,832 shares (cost $26,621)	—	—	—	—	—	—	—	—	—	—
Lord Abbett Growth & Income—17,140 shares (cost $499,443)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Overseas—8,446 shares (cost $287,443)	—	—	—	—	—	—	—	—	—	—

Total assets	353,408	25	14,262	98,965	96,966	123,467	38,088	67,840	1,469	6,033
Liabilities
Accrued mortality and expense risk charge	160	0	11	44	62	84	28	41	1	4

Net assets	$353,248	$25	$14,251	$98,921	$96,904	$123,383	$38,060	$67,799	$1,468	$6,029

(Continued)

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Net Assets (Continued)

December 31, 2020

	The Universal Institutional Funds, Inc.			Invesco Van Kampen		Lord Abbett Growth & Income	Janus Aspen Overseas Portfolio	Total
	Global Strategist Portfolio	Growth Portfolio	U.S. Real Estate	V.I. American Value	V.I. Comstock
Assets
Investments:
MFS VIT Value Series—IC—17,706 shares (cost $341,704)	$—	$—	$—	$—	$—	$—	$—	$353,408
MFS Research International Series—SC—1 shares (cost $19)	—	—	—	—	—	—	—	25
MFS New Discovery Series—604 shares (cost $9,091)	—	—	—	—	—	—	—	14,262
MFS Total Return Series—3,881 shares (cost $80,641)	—	—	—	—	—	—	—	98,965
Deutsche Equity 500 Index Fund—3,883 shares (cost $69,163)	—	—	—	—	—	—	—	96,966
Deutsche Small Cap Index Fund—7,100 shares (cost $91,245)	—	—	—	—	—	—	—	123,467
Federated Kaufmann Fund II—1,496 shares (cost $25,652)	—	—	—	—	—	—	—	38,088
Federated Government Money Fund II—67,840 shares (cost $67,840)	—	—	—	—	—	—	—	67,840
Federated U.S. Gov’t Securities Fund II—132 shares (cost $1,447)	—	—	—	—	—	—	—	1,469
Federated Quality Bond Fund II—510 shares (cost $5,662)	—	—	—	—	—	—	—	6,033
UIF Global Strategist—896 shares (cost $7,926)	9,846	—	—	—	—	—	—	9,846
UIF Capital Growth—26,810 shares (cost $844,996)	—	1,882,836	—	—	—	—	—	1,882,836
UIF US Real Estate—873 shares (cost $12,721)	—	—	14,951	—	—	—	—	14,951
Invesco Van Kampen American Value—1,692 shares (cost $26,794)	—	—	—	26,743	—	—	—	26,743
Invesco Van Kampen Comstock—1,832 shares (cost $26,621)	—	—	—	—	29,555	—	—	29,555
Lord Abbett Growth & Income—17,140 shares (cost $499,443)	—	—	—	—	—	598,875	—	598,875
Janus Aspen Overseas—8,446 shares (cost $287,443)	—	—	—	—	—	—	322,713	322,713

Total assets	9,846	1,882,836	14,951	26,743	29,555	598,875	322,713	3,686,042
Liabilities
Accrued mortality and expense risk charge	6	1,211	9	20	22	414	200	2,317

Net assets	$9,840	$1,881,625	$14,942	$26,723	$29,533	$598,461	$322,513	$3,683,725

See independent auditor’s report and notes to financial statements.

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Operations

Year Ended December 31, 2020

	MFS Investment Management				Deutsche Asset Management		Federated Insurance Series
	VIT Value Series—IC	Research International Series—SC	New Discovery Series	Total Return Series	Equity 500 Index Fund	Small Cap Index Fund	Kaufmann Fund II	Government Money Fund II	U.S. Gov’t Securities Fund II	Quality Bond Fund II
Investment income (loss):
Investment income distributions from underlying mutual funds	$4,292	$—	$—	$1,874	$1,379	$1,047	$2,932	$156	$35	$174
Mortality and expense charges and administrative charges	(2,869)	—	(161)	(818)	(1,073)	(1,245)	(496)	(942)	(13)	(78)

Net investment income (loss)	1,423	—	(161)	1,056	306	(198)	2,436	(786)	22	96

Realized gains (losses) on investments:
Capital gain distributions	14,424	1	1,147	2,441	4,839	9,685	—	—	—	—
Realized gain (loss) on sale of fund shares	(640)	—	47	96	279	148	172	—	—	1

Net realized gains (losses) on investments	13,784	1	1,194	2,537	5,118	9,833	172	—	—	1

Net change in unrealized appreciation (depreciation) on investments	(8,211)	2	3,283	4,169	8,649	9,792	5,448	—	55	281

Increase (decrease) in net assets from operations	$6,996	$3	$4,316	$7,762	$14,073	$19,426	$8,055	$(786)	$77	$377

(Continued)

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Operations (Continued)

Year Ended December 31, 2020

	The Universal Institutional Funds, Inc.			Invesco Van Kampen				Total
	Global Strategist Portfolio	Growth Portfolio	U.S. Real Estate	V.I. American Value	V.I. Comstock	Lord Abbett Growth & Income	Janus Aspen Overseas Portfolio
Investment income (loss):
Investment income distributions from underlying mutual funds	$127	$20,962	$394	$435	$634	$9,296	$3,707	$47,443
Mortality and expense charges and administrative charges	(110)	(19,635)	(149)	(322)	(368)	(7,199)	(3,472)	(38,951)

Net investment income (loss)	17	1,327	245	113	266	2,097	235	8,492

Realized gains (losses) on investments:
Capital gain distributions	642	123,892	391	—	696	—	—	158,158
Realized gain (loss) on sale of fund shares	26	102,510	65	49	47	6,876	(10,181)	99,494

Net realized gains (losses) on investments	668	226,402	456	49	743	6,876	(10,181)	257,652

Change in unrealized appreciation (depreciation) on investments	158	838,732	(3,926)	(242)	(1,707)	(1,555)	52,122	907,050

Increase (decrease) in net assets from operations	$843	$1,066,461	$(3,225)	$(80)	$(698)	$7,418	$42,175	$1,173,194

See independent auditor’s report and notes to financial statements.

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Changes in Net Assets

Year Ended December 31, 2020

	MFS Investment Management				Deutsche Asset Management		Federated Insurance Series
	VIT Value Series—IC	Research International Series—SC	New Discovery Series	Total Return Series	Equity 500 Index Fund	Small Cap Index Fund	Kaufmann Fund II	Government Money Fund II	U.S. Gov’t Securities Fund II	Quality Bond Fund II
Operations:
Net investment income (loss)	$1,423	$—	$(161)	$1,056	$306	$(198)	$2,436	$(786)	$22	$96
Net realized gains (losses) on investments	13,784	1	1,194	2,537	5,118	9,833	172	—	—	1
Net change in unrealized appreciation (depreciation) on investments	(8,211)	2	3,283	4,169	8,649	9,792	5,448	—	55	281

Net increase (decrease) in net assets from operations	6,996	3	4,316	7,762	14,073	19,426	8,055	(786)	77	377

Payments and withdrawals:
Premium transfers in	—	—	—	—	151	850	75	300	—	—
Transfers out from contract-related transactions	(8,316)	—	—	—	—	—	—	(3,511)	—	—
Transfers between separate accounts and general account	—	—	—	—	—	—	—	(4,341)	—	—
Policy loan transfers	—	—	—	—	—	1,520	—	—	—	—

Payments and withdrawals	(8,316)	—	—	—	151	2,370	75	(7,552)	—	—

Increase (decrease) in net assets	(1,320)	3	4,316	7,762	14,224	21,796	8,130	(8,338)	77	377
Beginning of year net assets	354,568	22	9,935	91,159	82,680	101,587	29,930	76,137	1,391	5,652

End of year net assets	$353,248	$25	$14,251	$98,921	$96,904	$123,383	$38,060	$67,799	$1,468	$6,029

(Continued)

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Changes in Net Assets (Continued)

Year Ended December 31, 2020

	The Universal Institutional Funds, Inc.			Invesco Van Kampen		Lord Abbett Growth & Income	Janus Aspen Overseas Portfolio	Total
	Global Strategist Portfolio	Growth Portfolio	U.S. Real Estate	V.I. American Value	V.I. Comstock
Operations:
Net investment income (loss)	$17	$1,327	$245	$113	$266	$2,097	$235	$8,492
Net realized gains (losses) on investments	668	226,402	456	49	743	6,876	(10,181)	257,652
Net change in unrealized appreciation (depreciation) on investments	158	838,732	(3,926)	(242)	(1,707)	(1,555)	52,122	907,050

Net increase (decrease) in net assets from operations	843	1,066,461	(3,225)	(80)	(698)	7,418	42,175	1,173,194

Payments and withdrawals:
Premium transfers in	—	3,825	—	76	—	6,675	450	12,402
Transfers out from contract-related transactions	—	(96,194)	—	—	—	(11,794)	(9,416)	(129,231)
Transfers between separate accounts and general account	—	(46,252)	—	—	—	—	(8,725)	(59,318)
Policy loan transfers	—	2,253	—	—	—	1,520	—	5,292

Payments and withdrawals	—	(136,368)	—	76	—	(3,600)	(17,691)	(170,855)

Increase (decrease) in net assets	843	930,093	(3,225)	(4)	(698)	3,818	24,485	1,002,339
Beginning of year net assets	8,997	951,532	18,167	26,727	30,231	594,643	298,028	2,681,386

End of year net assets	$9,840	$1,881,625	$14,942	$26,723	$29,533	$598,461	$322,513	$3,683,725

See independent auditor’s report and notes to financial statements.

Fidelity Security Life Insurance Company FSL Separate Account M

Statement of Changes in Net Assets

Year Ended December 31, 2019

	MFS Investment Management				Deutsche Asset Management		Federated Insurance Series
	VIT Value Series—IC	Research International Series—SC	New Discovery Series	Total Return Series	Equity 500 Index Fund	Small Cap Index Fund	Kaufmann Fund II	Government Money Fund II	U.S. Gov’t Securities Fund II	Quality Bond Fund II
Operations:
Net investment income (loss)	$3,093	$—	$(142)	$1,053	$425	$(319)	$(429)	$308	$—	$88
Net realized gains (losses) on investments	15,200	1	1,804	3,242	3,802	8,385	3,031	—	(1)	(1)
Net change in unrealized appreciation (depreciation) on investments	61,013	4	1,136	10,943	14,519	11,142	4,698	—	48	346

Net increase in net assets from operations	79,306	5	2,798	15,238	18,746	19,208	7,300	308	47	433

Payments and withdrawals:
Premium transfers in	—	—	—	—	650	1,408	325	325	—	—
Transfers out from contract-related transactions	(7,411)	—	—	(4,249)	—	—	(1,115)	(14,018)	(18)	(203)

Payments and withdrawals	(7,411)	—	—	(4,249)	650	1,408	(790)	(13,693)	(18)	(203)

Increase (decrease) in net assets	71,895	5	2,798	10,989	19,396	20,616	6,510	(13,385)	29	230
Beginning of year net assets	282,673	17	7,137	80,170	63,284	80,971	23,420	89,522	1,362	5,422

End of year net assets	$354,568	$22	$9,935	$91,159	$82,680	$101,587	$29,930	$76,137	$1,391	$5,652

(Continued)

Fidelity Security Life Insurance Company FSL Separate Account M

Statement of Changes in Net Assets (Continued)

Year Ended December 31, 2019

	The Universal Institutional Funds, Inc.			Invesco Van Kampen		Lord Abbett Growth & Income	Janus Aspen Overseas Portfolio	Total
	Global Strategist Portfolio	Growth Portfolio	U.S. Real Estate	V.I. American Value	V.I. Comstock
Operations:
Net investment income (loss)	$72	$(13,819)	$135	$(197)	$131	$1,400	$1,458	$(6,743)
Net realized gains (losses) on investments	429	144,202	785	2,024	3,912	54,652	(13,520)	227,947
Net change in unrealized appreciation (depreciation) on investments	811	124,687	1,809	3,201	1,757	48,076	74,815	359,005

Net increase in net assets from operations	1,312	255,070	2,729	5,028	5,800	104,128	62,753	580,209

Payments and withdrawals:
Premium transfers in	—	5,271	—	325	—	8,541	925	17,770
Transfers out from contract-related transactions	—	(185,947)	(19)	(221)	(309)	(25,169)	(18,787)	(257,466)

Payments and withdrawals	—	(180,676)	(19)	104	(309)	(16,628)	(17,862)	(239,696)

Increase (decrease) in net assets	1,312	74,394	2,710	5,132	5,491	87,500	44,891	340,513
Beginning of year net assets	7,685	877,138	15,457	21,595	24,740	507,143	253,137	2,340,873

End of year net assets	$8,997	$951,532	$18,167	$26,727	$30,231	$594,643	$298,028	$2,681,386

See independent auditor’s report and notes to financial statements.

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 1. Organization

The FSL Separate Account M (the Separate Account), marketed as FSL Flexible Premium Variable Annuity (the Contract), is a segregated investment account of Fidelity Security Life Insurance Company (the Company). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account was established by the Company on May 14, 1999, and commenced operations on May 20, 1999. All deposits received by the Separate Account are invested in one or more of the investment options, as listed below, in accordance with the selection made by the contract owner.

The Contract has 18 investment choices, one fixed account and 17 investment options (subaccounts). The fixed account is part of the general assets of the Company and provides an investment rate guaranteed by the Company. The 17 investment options available are portfolios of MFS Investment Management; Lord Abbett Growth & Income; Federated Insurance Series; Deutsche Asset Management; The Universal Institutional Funds, Inc.; Invesco Van Kampen; and Janus Aspen Overseas Portfolio. Collectively, the 17 investment options constitute the assets of the Separate Account. These subaccounts and their objectives are as follows:

Fund	Fund Objective

MFS Investment Management:

MFS VIT Value Series—IC	The fund’s investment objective is to seek capital appreciation.

MFS Research International Series—SC	The fund’s investment objective is to seek capital appreciation.

MFS New Discovery Series	The fund’s investment objective is to seek capital appreciation.

MFS Total Return Series	The fund’s investment objective is to seek total return.

Deutsche Asset Management:

Equity 500 Index Fund	The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500), which emphasizes stocks of large U.S. companies.

Small Cap Index Fund	The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

Federated Insurance Series:

Kaufmann Fund II	The fund’s investment objective is capital appreciation.

Government Money Fund II	The fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The fund’s investment objective is to provide current income consistent with stability of principal and liquidity.

U.S. Gov’t Securities Fund II	The fund’s investment objective is to provide current income.

Quality Bond Fund II	The fund’s investment objective is to provide current income.

The Universal Institutional Funds, Inc.:

The Universal Institutional Funds Global Strategist Portfolio	The fund seeks total return.

The Universal Institutional Funds Growth Portfolio	The fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large-capitalization companies.

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 1. Organization (Continued)

Fund	Fund Objective
The Universal Institutional Funds, Inc. (continued):

The Universal Institutional Funds U.S. Real Estate Portfolio	The fund seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Invesco Van Kampen:

Invesco V.I. American Value Fund	The fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Invesco V.I. Comstock Fund	The fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks.

Lord Abbett Growth & Income	The fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Janus Aspen Overseas Portfolio	The fund seeks long-term growth of capital.

Note 2. Summary of Significant Accounting Policies

The significant accounting policies of the Separate Account are:

Basis of presentation: The financial statements have been prepared with U.S. generally accepted accounting principles (GAAP). The Separate Account is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services—Investment Companies.

Investment valuation: Investments in mutual fund shares are stated at fair value, which is the closing net asset value per share of the underlying mutual fund.

Securities transactions and investment income: Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold, and the corresponding capital gains and losses are determined on a specific-identification basis. Interest and dividend income, unrealized gains, and capital gains distributions paid by the funds to the Separate Account are reinvested in additional shares of each respective subaccount and are allocated to the contracts on each valuation date based on each individual annuity contract’s pro rata share of the net assets of the investment option as of the beginning of the valuation date.

Unit valuations: Investments are tracked using an accumulation unit. Contract owners may elect to own lump-sum units or easy-pay units depending on the payment plan selected (see Note 5). Every business day, the value of the accumulation unit is determined after the New York Stock Exchange closes. The value is determined by computing the change in the published net asset value for the investment option from the previous day to the current business day; subtracting any charges, including the product expense charge and any taxes; and multiplying the previous business day’s accumulation unit value by this result.

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 2. Summary of Significant Accounting Policies (Continued)

Federal income tax: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company periodically reviews the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Risks and uncertainties: Certain risks and uncertainties are inherent to the Separate Account’s day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Separate Account’s method for mitigating the risks, are presented below and throughout the notes to the financial statements.

Investments: The Separate Account invests in mutual fund shares and, as such, is exposed to the same risks as the underlying mutual funds, such as interest rate and market and credit risks. Due to the level of risk associated with these investments in mutual funds, it is at least reasonably possible that changes in the values of the underlying funds will occur in the near term and that such changes could materially affect policyholders’ account balances and the amounts reported in the statement of net assets.

Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Statement of cash flows: The Separate Account has elected not to provide a statement of cash flows as permitted by GAAP, as all of the following conditions have been met:

•	During the year, substantially all of the Separate Account’s investments were categorized as Level 1 in the fair value hierarchy;

•	Substantially all of the Separate Account’s investments are carried at fair value;

•	The Separate Account had little or no debt during the year; and

•	The Separate Accounts’ financial statements include a statement of changes in net assets.

Subsequent events: All of the effects of subsequent events that provide additional evidence about conditions that existed at the statement of net assets date, including the estimates inherent in the process of preparing financial statements, are recognized in the financial statements. The Company does not recognize subsequent events that provide evidence about conditions that did not exist at the statement of net assets date but arose after, but before the financial statements are available to be issued. In some cases, nonrecognized subsequent events are disclosed to keep the financial statements from being misleading.

On March 11, 2020, the World Health Organization declared the outbreak to constitute a “Public Health Emergency of International Concern.” The extent of the impact of COVID-19 on our operational and financial performance will depend on certain developments, including the duration and spread of the outbreak, impact on our customers, employees, and vendors all of which are uncertain and cannot be predicted.

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 2. Summary of Significant Accounting Policies (Continued)

Subsequent events have been evaluated through April 28, 2022, which is the date that the financial statements were available to be issued.

Note 3. Fair Value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Separate Account utilizes valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs. Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability.

Assets and liabilities recorded at fair value are categorized within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1: Quoted market prices in active markets for identical assets or liabilities

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3: Unobservable inputs that are not corroborated by market data

At December 31, 2020, the only assets of each subaccount were investments in shares of open-end mutual funds that are actively traded. Accordingly, as of December 31, 2020, all investments of each subaccount were classified as Level 1 under the disclosure hierarchy.

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investment options, net of expenses, for the years ended December 31, 2020 and 2019, were as follows:

	2020		2019
	Purchases	Sales	Purchases	Sales
MFS Investment Management:
VIT Value Series—IC	$—	$8,316	$186	$7,597
Research International Series—SC	—	—	—	—
New Discovery Series	—	—	—	—
Total Return Series	—	—	—	4,249
Deutsche Asset Management:
Equity 500 Index Fund	151	—	650	—
Small Cap Index Fund	2,370	—	1,408	—
Federated Insurance Series:
Kaufmann Fund II	74	—	325	1,115
Government Money Fund II	300	7,852	300	13,993
U.S. Gov’t Securities Fund II	—	—	—	18
Quality Bond Fund II	—	—	—	203
The Universal Institutional Funds, Inc.:
Global Strategist Portfolio	—	—	—	—
Growth Portfolio	5,989	142,357	4,925	185,602
U.S. Real Estate	—	—	—	19
Invesco Van Kampen:
Van Kampen V.I. American Value	76	—	325	221
Van Kampen V.I. Comstock	—	—	—	309
Lord Abbett Growth & Income	8,144	11,744	7,934	24,563
Janus Aspen Overseas Portfolio	450	18,141	925	18,787

	$17,554	$188,410	$16,978	$256,676

Note 5. Expenses and Related-Party Transactions

Each day the Company makes a deduction from the Separate Account for a mortality and expense risk charge. This charge is for all of the insurance benefits (that is, guarantee of annuity rates, the death benefit) and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the Separate Account. The product expense charge is assessed based on the daily unit values of the contract holder’s portion of the assets in the Separate Account. The assessments are as follows:

•	Easy-pay payments—0.90%, on an annual basis, for contracts that have reached a value of $100,000 or more, or 1.50%, on an annual basis, for contracts that have a value of less than $100,000

•	Lump-sum payments—0.90%, on an annual basis

This charge cannot be increased but could be reduced if sales of the Contract are made to individuals or to a group of individuals in such a manner that results in a reduction of the Company’s administrative costs or other savings.

The Company also assesses a transfer charge for each transfer during the accumulation phase in excess of 12 transfers during a contract year.

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 6. Change in Units Outstanding

The changes in units outstanding for the years ended December 31, 2020 and 2019, were as follows:

	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS Investment Management:
VIT Value Series—IC	—	(316)	(316)	—	(281)	(281)
Research International Series—SC	—	—	—	—	—	—
New Discovery Series	—	—	—	—	—	—
Total Return Series	—	—	—	—	(221)	(221)
Deutsche Asset Management:
Equity 500 Index Fund	5	—	5	26	—	26
Small Cap Index Fund	163	—	163	77	—	77
Federated Insurance Series:
Kaufmann Fund II	2	—	2	12	(38)	(27)
Government Money Fund II	32	(760)	(728)	34	(1,444)	(1,410)
U.S. Gov’t Securities Fund II	—	—	—	—	(1)	(1)
Quality Bond Fund II	—	—	—	—	(14)	(14)
The Universal Institutional Funds, Inc.:
Global Strategist Portfolio	—	—	—	—	—	—
Growth Portfolio	105	(1,587)	(1,482)	119	(4,060)	(3,941)
U.S. Real Estate	—	—	—	—	(1)	(1)
Invesco Van Kampen:
Van Kampen V.I. American Value	4	—	4	16	(11)	5
Van Kampen V.I. Comstock	—	—	—	—	(12)	(12)
Lord Abbett Growth & Income	479	(655)	(176)	456	(1,314)	(859)
Janus Aspen Overseas Portfolio	14	(489)	(475)	33	(593)	(559)

	804	(3,807)	(3,003)	773	(7,990)	(7,217)

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 7. Financial Highlights

A summary of unit values for variable annuity contracts and the expense ratios, excluding expenses for the underlying fund, for the years ended December 31, 2020, 2019, 2018, 2017, and 2016, follows:

	December 31			Investment	Year Ended December 31
	Units	Unit Fair Value, Lowest to Highest	Net Assets	Income Ratio (a)	Expense Ratio (b), Lowest to Highest	Total Return (c), Lowest to Highest
MFS Investment Management:
VIT Value Series—IC:
2020	11,901	27.03 to 29.75	$353,248	1.35	0.90% to 1.50%	1.68% to 2.29%
2019	12,217	26.58 to 29.09	354,703	1.92	0.90% to 1.50%	27.58% to 28.35%
2018	12,498	20.84 to 22.66	282,723	1.32	0.90% to 1.50%	(11.70)% to (11.16)%
2017	12,796	23.60 to 25.51	325,813	1.47	0.90% to 1.50%	15.61% to 16.30%
2016	6,288	20.41 to 21.94	137,625	3.25	0.90% to 1.50%	12.08% to 12.76%
Research International Series—SC:
2020	1	20.16 to 20.87	25	0.00	0.90% to 1.50%	11.03% to 11.70%
2019	1	18.16 to 18.16	22	0.00	0.90% to 1.50%	25.77% to 26.53%
2018	1	14.44 to 14.77	17	1.53	0.90% to 1.50%	(15.60)% to (15.09)%
2017	1	17.11 to 17.40	20	1.66	0.90% to 1.50%	26.00% to 26.76%
2016	1	13.58 to 13.73	16	1.35	0.90% to 1.50%	(2.39)% to (1.80)%
New Discovery Series:
2020	293	48.57 to 53.47	14,251	0.00	0.90% to 1.50%	43.41% to 44.27%
2019	293	33.87 to 37.07	9,942	0.00	0.90% to 1.50%	39.17% to 40.01%
2018	293	24.34 to 26.47	7,137	0.00	0.90% to 1.50%	(3.19)% to (2.60)%
2017	293	25.14 to 27.18	7,371	0.00	0.90% to 1.50%	24.46% to 25.20%
2016	293	20.20 to 21.71	5,922	0.00	0.90% to 1.50%	7.18% to 7.82%
Total Return Series:
2020	4,743	19.01 to 20.93	98,921	2.10	0.90% to 1.50%	7.88% to 8.53%
2019	4,743	17.63 to 19.29	91,201	2.16	0.90% to 1.50%	18.33% to 19.04%
2018	4,964	14.90 to 16.21	80,170	2.02	0.90% to 1.50%	(7.28)% to (6.72)%
2017	5,251	16.07 to 17.37	95,170	2.21	0.90% to 1.50%	10.36% to 11.02%
2016	5,499	14.56 to 15.65	85,805	2.73	0.90% to 1.50%	7.20% to 7.84%
Deutsche Asset Management:
Equity 500 Index Fund:
2020	2,869	32.68 to 35.97	96,904	1.66	0.90% to 1.50%	16.33% to 17.04%
2019	2,864	28.09 to 30.74	82,720	1.94	0.90% to 1.50%	29.23% to 30.01%
2018	2,838	21.74 to 23.65	63,284	1.67	0.90% to 1.50%	(5.75)% to (5.18)%
2017	2,812	23.07 to 24.94	66,651	1.63	0.90% to 1.50%	19.73% to 20.45%
2016	2,068	19.27 to 20.71	40,260	2.02	0.90% to 1.50%	9.95% to 10.61%
Small Cap Index Fund:
2020	5,158	23.35 to 25.35	123,383	1.10	0.90% to 1.50%	17.65% to 18.36%
2019	4,996	19.84 to 21.43	101,645	1.05	0.90% to 1.50%	23.36% to 24.10%
2018	4,919	16.08 to 17.27	80,971	0.95	0.90% to 1.50%	(12.56)% to (12.03)%
2017	4,867	18.40 to 19.63	91,440	0.97	0.90% to 1.50%	12.63% to 13.31%
2016	5,104	16.34 to 17.32	84,961	1.07	0.90% to 1.50%	19.22% to 19.94%

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 7. Financial Highlights (Continued)

	December 31			Investment	Year Ended December 31
	Units	Unit Fair Value, Lowest to Highest	Net Assets	Income Ratio (a)	Expense Ratio (b), Lowest to Highest	Total Return (c), Lowest to Highest
Federated Insurance Series:
Kaufmann Fund II:
2020	987	38.54 to 41.12	$38,060	9.01	0.90% to 1.50%	26.87% to 27.64%
2019	984	30.38 to 32.22	29,947	0.00	0.90% to 1.50%	31.19% to 31.98%
2018	1,011	23.16 to 24.41	23,420	0.00	0.90% to 1.50%	2.78% to 3.41%
2017	999	22.53 to 23.61	22,510	0.00	0.90% to 1.50%	26.42% to 27.18%
2016	1,466	17.82 to 18.56	26,133	0.00	0.90% to 1.50%	2.12% to 2.73%
Government Money Fund II:
2020	6,974	9.42 to 10.36	67,799	0.21	0.90% to 1.50%	(1.29)% to (0.70)%
2019	7,702	9.55 to 10.44	76,176	1.64	0.90% to 1.50%	.11% to .72%
2018	9,112	9.54 to 10.37	89,522	1.25	0.90% to 1.50%	(0.26)% to 0.35%
2017	9,310	9.56 to 10.33	91,554	0.31	0.90% to 1.50%	(1.18)% to (0.58)%
2016	10,695	9.68 to 10.39	105,617	0.00	0.90% to 1.50%	(1.49)% to (0.90)%
U.S. Gov’t Securities Fund II:
2020	100	13.38 to 14.72	1,468	2.37	0.90% to 1.50%	3.64% to 4.27%
2019	100	12.91 to 14.12	1,391	2.43	0.90% to 1.50%	4.32% to 4.95%
2018	101	12.38 to 13.46	1,362	2.42	0.90% to 1.50%	(0.66)% to (0.07)%
2017	107	12.46 to 13.47	1,448	2.36	0.90% to 1.50%	0.41% to 1.01%
2016	112	12.41 to 13.33	1,486	2.48	0.90% to 1.50%	0.10% to 0.69%
Quality Bond Fund II:
2020	371	15.80 to 17.39	6,029	2.99	0.90% to 1.50%	6.51% to 7.15%
2019	371	14.84 to 16.23	5,655	2.92	0.90% to 1.50%	7.82% to 8.46%
2018	384	13.76 to 14.97	5,422	3.09	0.90% to 1.50%	(2.08)% to (1.49)%
2017	416	14.06 to 15.19	5,977	4.20	0.90% to 1.50%	2.49% to 3.10%
2016	1,032	13.71 to 14.73	14,252	3.56	0.90% to 1.50%	2.28% to 2.89%
The Universal Institutional Funds, Inc.:
Global Strategist Portfolio:
2020	538	17.68 to 19.46	9,840	1.47	0.90% to 1.50%	9.26% to 9.92%
2019	538	16.19 to 17.71	9,003	2.21	0.90% to 1.50%	16.02% to 16.71%
2018	538	13.95 to 15.17	7,685	0.94	0.90% to 1.50%	(7.90)% to (7.35)%
2017	615	15.15 to 16.38	9,548	1.15	0.90% to 1.50%	14.39% to 15.07%
2016	615	13.24 to 14.23	8,327	0.00	0.90% to 1.50%	4.00% to 4.63%
Growth Portfolio:
2020	18,017	101.74 to 112.00	1,881,625	1.52	0.90% to 1.50%	114.06% to 115.36%
2019	19,499	47.53 to 52.01	952,009	0.00	0.90% to 1.50%	29.84% to 30.63%
2018	23,441	36.61 to 39.81	877,138	0.00	0.90% to 1.50%	5.93% to 6.57%
2017	24,143	34.56 to 37.36	851,890	0.00	0.90% to 1.50%	41.02% to 41.87%
2016	26,745	24.50 to 26.33	667,316	0.00	0.90% to 1.50%	(3.10% to (2.52)%

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 7. Financial Highlights (Continued)

	December 31			Investment	Year Ended December 31
	Units	Unit Fair Value, Lowest to Highest	Net Assets	Income Ratio (a)	Expense Ratio (b), Lowest to Highest	Total Return (c), Lowest to Highest
The Universal Institutional Funds, Inc. (continued):
U.S. Real Estate:
2020	768	18.21 to 20.04	$14,942	2.77	0.90% to 1.50%	(18.09)% to (17.60)%
2019	768	22.24 to 24.33	18,177	1.88	0.90% to 1.50%	17.17% to 17.87%
2018	769	18.98 to 20.64	15,457	2.75	0.90% to 1.50%	(9.10)% to (8.55)%
2017	778	20.88 to 22.57	17,113	1.64	0.90% to 1.50%	1.58% to 2.19%
2016	984	20.55 to 22.09	21,023	1.32	0.90% to 1.50%	5.22% to 5.85%
Invesco Van Kampen:
V.I. American Value:
2020	1,215	21.89 to 23.33	26,723	1.91	0.90% to 1.50%	(0.39)% to 0.21%
2019	1,211	21.98 to 23.28	26,744	0.72	0.90% to 1.50%	23.16% to 23.90%
2018	1,205	17.84 to 18.79	21,595	0.50	0.90% to 1.50%	(13.95)% to (13.44)%
2017	1,202	20.74 to 21.71	25,013	0.75	0.90% to 1.50%	8.33% to 8.98%
2016	1,407	19.14 to 19.92	27,002	0.37	0.90% to 1.50%	13.77% to 14.46%
V.I. Comstock:
2020	1,192	24.71 to 26.33	29,533	2.49	0.90% to 1.50%	(2.33)% to (1.74)%
2019	1,192	25.30 to 26.80	30,250	2.03	0.90% to 1.50%	23.44% to 24.18%
2018	1,204	20.50 to 21.58	24,740	1.77	0.90% to 1.50%	(13.48)% to (12.95)%
2017	1,238	23.69 to 24.79	29,360	2.24	0.90% to 1.50%	16.10% to 16.80%
2016	1,246	20.40 to 21.23	25,492	1.60	0.90% to 1.50%	15.55% to 16.25%
Lord Abbett Growth & Income:
2020	28,583	20.57 to 22.58	598,461	1.76	0.90% to 1.50%	1.16% to 1.77%
2019	28,758	20.34 to 22.20	594,976	1.69	0.90% to 1.50%	21.39% to 22.82%
2018	29,619	16.85 to 18.28	507,143	1.36	0.90% to 1.50%	(9.52)% to (8.97)%
2017	31,674	18.63 to 20.09	598,921	1.32	0.90% to 1.50%	11.70% to 12.37%
2016	35,088	16.68 to 17.88	594,189	1.51	0.90% to 1.50%	15.37% to 16.06%

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 7. Financial Highlights (Continued)

	December 31			Investment	Year Ended December 31
	Units	Unit Fair Value, Lowest to Highest	Net Assets	Income Ratio (a)	Expense Ratio (b), Lowest to Highest	Total Return (c), Lowest to Highest
Janus Aspen Overseas Portfolio:
2020	8,040	38.60 to 42.95	$322,513	1.35	0.90% to 1.50%	14.56% to 15.25%
2019	8,515	33.70 to 37.27	298,193	1.90	0.90% to 1.50%	25.13% to 25.88%
2018	9,076	26.93 to 29.61	253,137	1.79	0.90% to 1.50%	(16.21)% to (15.71)%
2017	9,963	32.15 to 35.13	330,465	1.69	0.90% to 1.50%	29.17% to 29.95%
2016	10,946	24.89 to 27.03	280,122	5.04	0.90% to 1.50%	(7.84)% to (7.29)%

(a)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invest.

(b)

These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.